UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/10

FORM N-CSR

Item 1.

Reports to Stockholders.

Dreyfus
New York AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus NewYork AMT-Free Municipal Bond Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors —especially individual investors — perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A, Class B, Class C and Class I shares produced total returns of 3.80%, 3.54% 3.41% and 3.89%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.60% for the same period.2

Municipal bonds generally gained a modest degree of value over the reporting period amid robust demand for a limited supply of securities. The fund’s Class A and Class I shares produced modestly higher returns than the benchmark, primarily due to the success of our security selection strategy.

On a separate note, Thomas Casey and David Belton became the primary portfolio managers of the fund in December 2009.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax.The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Supply-and-Demand Factors Supported Municipal Bonds

Although an improving U.S. economy bolstered confidence among consumers, businesses and investors during the reporting period, unemployment has remained stubbornly high, and the pace of the economic recovery so far has proved to be slower than historical averages. In addition, most states, including New York, have continued to struggle with declining tax revenues and intensifying demand for services. In light of these challenges, the Federal Reserve Board left short-term interest rates unchanged in a historically low range between 0% and 0.25%.

In this environment, the national municipal bond market was supported by favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, part of the stimulus package that shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for municipal bonds intensified as individual and institutional investors sought alternatives to low-yielding money market funds. Consequently, longer-term municipal bond yields trended downward, on average, over the reporting period.

Security Selection Strategy Fueled Fund Returns

Faced with the subpar economic recovery, low nominal yields and tight credit spreads, we maintained a bias toward higher-quality secu-rities.We generally favored municipal bonds backed by revenues from utilities, transportation resources, dedicated taxes and private higher education that our credit analysts considered fundamentally sound and relatively liquid. We generally avoided general obligation bonds and bonds backed by annual appropriation. The fund also benefited from underweighted exposure to municipal bonds for which the money for early redemption has been placed in escrow.

Supply-and-Demand Factors May Remain Favorable

We remain optimistic about the overall market’s long-term prospects. Demand seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases on the state and federal levels. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the national supply of new tax-exempt bonds relatively low. Consequently, we have continued to focus on higher-quality, revenue-backed bonds.

June 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Class I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect for Class A through January 31, 2011, and in effect for Class B and Class C through July 31, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Return figure for Class I shares reflects the absorption of certain fund expenses by The Dreyfus Corporation which may be modified or terminated at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Bond Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.32	$ 6.90	$ 8.11	$ 3.51
Ending value (after expenses)	$1,038.00	$1,035.40	$1,034.10	$1,038.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 4.28	$ 6.84	$ 8.05	$ 3.48
Ending value (after expenses)	$1,020.69	$1,018.15	$1,016.95	$1,021.49

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.36% for Class B, 1.60% for
Class C and .69% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.8%	Rate (%)	Date	Amount ($)		Value ($)
New York—89.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		4,414,230
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		961,730
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	[a]	1,029,070
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000	[a]	790,391
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	3,565,000		3,663,929
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	[a]	1,527,330
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000	[a]	5,035,616
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	2,740,000		2,378,512
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,419,940
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,610,790
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/25	1,000,000		1,056,030
Metropolitan Transportation
Authority, Transportation Revenue	6.50	11/15/28	1,000,000		1,174,060

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/31	3,000,000	3,098,550
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	7,745,000	8,383,343
New York City,
GO	5.38	12/1/20	265,000	280,778
New York City,
GO	5.00	8/1/21	2,000,000	2,191,140
New York City,
GO	5.00	8/1/22	1,200,000	1,309,272
New York City,
GO	5.50	6/1/23	150,000	163,600
New York City,
GO	5.25	8/15/24	5,420,000	5,909,426
New York City,
GO (Prerefunded)	5.38	12/1/11	850,000 [b]	911,897
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000	3,634,473
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	2,000,000	1,553,020
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	7,500,000	7,172,625
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,819,750
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,264,150

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000	3,246,150
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,219,694
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,794,350
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/25	2,000,000	2,144,260
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/36	4,000,000	4,131,880
New York City Transitional
Finance Authority, Future
Tax Secured Revenue	5.00	11/1/22	4,000,000	4,341,560
New York City Transitional
Finance Authority, Future
Tax Secured Revenue	5.00	11/1/25	3,565,000	3,828,881
New York City Transitional
Finance Authority, Future
Tax Secured Revenue	5.00	11/1/28	2,695,000	2,858,910
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000	5,124,200
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/16	3,000,000 [a]	3,012,660

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		3,809,366
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,505,000		2,629,123
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,041,160
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	2,975,000	[a]	3,057,021
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	3,345,000	[a]	3,518,003
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital) (Insured; FHA)	6.00	8/15/15	2,950,000		3,182,903
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.63	7/1/16	6,500,000	[a]	7,339,865
New York State Dormitory
Authority, Revenue (Consolidated
City University System)	5.75	7/1/18	2,500,000	[a]	2,868,275
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000	[a]	2,646,255
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	[a]	4,999,140

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	4,500,000	[a]	4,729,815
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	[a,c]	2,139,780
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000	[a]	2,090,580
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	1,725,000		1,774,283
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	2,475,000		2,527,396
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	1,000,000	[c]	1,032,790
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	4,000,000		4,002,520
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	500,000		500,315
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	[a]	2,445,396
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000		1,945,140
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000		4,290,866

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	5,500,000	[a]	5,684,305
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000	[a]	2,113,620
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000		2,077,820
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,524,725
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		5,580,077
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000	[a]	2,063,940
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,505,415
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000		1,465,365
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	5,250,000	[a]	5,831,543
New York State Dormitory
Authority, Revenue (Siena College)	5.00	7/1/31	1,015,000		1,030,519
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	4,060,000	[a]	4,776,062
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000	[a]	2,671,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000	[a]	2,138,820
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	4,000,000		4,434,160
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000	[a]	4,259,840
New York State Dormitory
Authority, Revenue
(University of Rochester)	5.00	7/1/34	6,870,000	[a]	7,027,735
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop
South Nassau University Health
System Obligated Group)	5.50	7/1/23	3,475,000		3,544,952
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/22	2,500,000		2,880,350
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	2/15/26	1,730,000		1,928,466
New York State Energy
Research and Development
Authority, Gas Facilities
Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000		5,098,150
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,706,922
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000		3,762,115

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Mortgage Agency,
Education Loan Revenue
(New York Higher Education
Loan Program)	5.25	11/1/20	3,105,000 [a]	3,363,522
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,500,000	1,610,400
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,297,550
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,402,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,720,075
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,752,925
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,220,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000	8,382,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,430,050
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,308,940
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,193,650
New York State Urban Development
Corporation, Correctional Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/14	3,000,000	3,184,920

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000		2,188,860
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000	[b]	2,761,959
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	3,000,000	[b]	3,381,990
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	3,470,000		3,510,773
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,680,000		1,866,514
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	1,685,000		1,503,509
Port Authority of New York and
New Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000		2,178,580
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000	[a]	2,049,860
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	2,000,000	[a]	2,031,080

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	2,000,000	[a]	2,053,160
Schenectady Industrial
Development Agency,
Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	[a]	2,432,890
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	[a]	1,478,711
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	3,335,000	[a]	3,482,440
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,577,500
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue
Bonds (State Contingency
Contract Secured)	5.50	6/1/21	6,930,000		7,501,448
Triborough Bridge and Tunnel
Authority, General
Purpose Revenue	6.00	1/1/12	1,120,000		1,183,347
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[b]	2,492,000
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,791,208
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000		3,173,790
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/32	5,000,000		5,168,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		1,870,200
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		978,780
U.S. Related—9.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds (Prerefunded)	6.00	7/1/10	4,695,000	[b]	4,719,226
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000		4,203,560
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,072,600
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	1,000,000		1,068,100
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,500,000		1,591,560
Puerto Rico Commonwealth,
Public Improvement
GO (Prerefunded)	5.25	7/1/16	3,045,000	[b]	3,612,740
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000		4,145,720
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000		3,082,590
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000		2,024,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000		1,834,205
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue	5.00	7/1/46	2,500,000		2,422,750

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,596,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000	3,255,120
Total Long-Term Municipal Investments
(cost $372,578,525)				388,286,312

Short-Term Municipal
Investment—.6%
New York;
New York City,
GO Notes (LOC;
JPMorgan Chase Bank)
(cost $2,500,000)	0.25	6/1/10	2,500,000 [d]	2,500,000

Total Investments (cost $375,078,525)			99.4%	390,786,312
Cash and Receivables (Net)			.6%	2,360,932
Net Assets			100.0%	393,147,244

a At May 31, 2010, the fund had $100,688,325 or 25.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	29.5
AA		Aa		AA	30.4
A		A		A	26.3
BBB		Baa		BBB	10.2
BB		Ba		BB	1.2
F1		MIG1/P1		SP1/A1	.6
Not Rated[e]		Not Rated[e]		Not Rated[e]	1.8
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			375,078,525	390,786,312
Cash				123,016
Interest receivable				5,909,461
Receivable for shares of Beneficial Interest subscribed				58,590
Prepaid expenses				28,553
				396,905,932
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				285,505
Payable for investment securities purchased				3,153,910
Payable for shares of Beneficial Interest redeemed				214,146
Accrued expenses				105,127
				3,758,688
Net Assets ($)				393,147,244
Composition of Net Assets ($):
Paid-in capital				379,798,128
Accumulated undistributed investment income—net				6,166
Accumulated net realized gain (loss) on investments				(2,364,837)
Accumulated net unrealized appreciation
(depreciation) on investments				15,707,787
Net Assets ($)				393,147,244

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	372,725,494	1,188,192	14,152,698	5,080,860
Shares Outstanding	25,629,855	81,693	973,064	349,393
Net Asset Value Per Share ($)	14.54	14.54	14.54	14.54

See notes to financial statements.

The Fund	21

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	7,437,780
Expenses:
Management fee—Note 3(a)	872,529
Shareholder servicing costs—Note 3(c)	472,895
Distribution fees—Note 3(b)	53,838
Registration fees	32,693
Professional fees	31,813
Custodian fees—Note 3(c)	20,257
Prospectus and shareholders’ reports	14,026
Trustees’ fees and expenses—Note 3(d)	7,372
Loan commitment fees—Note 2	3,326
Miscellaneous	19,691
Total Expenses	1,528,440
Less—reduction in expenses due to undertaking—Note 3(a)	(130,199)
Less—reduction in fees due to earnings credits—Note 1(b)	(228)
Net Expenses	1,398,013
Investment Income—Net	6,039,767
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	128,486
Net unrealized appreciation (depreciation) on investments	5,317,898
Net Realized and Unrealized Gain (Loss) on Investments	5,446,384
Net Increase in Net Assets Resulting from Operations	11,486,151

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)[a]	November 30, 2009
Operations ($):
Investment income—net	6,039,767	6,016,562
Net realized gain (loss) on investments	128,486	(1,480,006)
Net unrealized appreciation
(depreciation) on investments	5,317,898	15,684,951
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,486,151	20,221,507
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,750,925)	(5,497,423)
Class B Shares	(23,166)	(116,713)
Class C Shares	(208,679)	(391,303)
Class I Shares	(50,831)	(3,615)
Total Dividends	(6,033,601)	(6,009,054)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	17,319,397	22,628,424
Class B Shares	1,189	49,798
Class C Shares	1,727,491	3,306,736
Class I Shares	3,999,481	1,290,978
Net assets received in connection
with reorganization—Note 1	225,813,343	—
Dividends reinvested:
Class A Shares	4,442,611	4,371,587
Class B Shares	16,832	84,295
Class C Shares	152,309	282,900
Class I Shares	23,040	—
Cost of shares redeemed:
Class A Shares	(15,608,727)	(32,272,319)
Class B Shares	(487,349)	(4,843,330)
Class C Shares	(999,180)	(1,540,974)
Class I Shares	(293,281)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	236,107,156	(6,641,905)
Total Increase (Decrease) in Net Assets	241,559,706	7,570,548
Net Assets ($):
Beginning of Period	151,587,538	144,016,990
End of Period	393,147,244	151,587,538
Undistributed investment income—net	6,166	—

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)[a]	November 30, 2009
Capital Share Transactions:
Class Ab
Shares sold	1,197,234	1,663,892
Shares issued in connection
with reorganization—Note 1	15,714,220	—
Shares issued for dividends reinvested	308,016	317,643
Shares redeemed	(1,084,025)	(2,396,738)
Net Increase (Decrease) in Shares Outstanding	16,135,445	(415,203)
Class Bb
Shares sold	62	3,616
Shares issued for dividends reinvested	1,169	6,194
Shares redeemed	(33,881)	(359,256)
Net Increase (Decrease) in Shares Outstanding	(32,650)	(349,446)
Class C
Shares sold	119,771	238,691
Shares issued for dividends reinvested	10,572	20,528
Shares redeemed	(69,536)	(111,436)
Net Increase (Decrease) in Shares Outstanding	60,807	147,783
Class I
Shares sold	277,197	90,833
Shares issued for dividends reinvested	1,590	—
Shares redeemed	(20,227)	—
Net Increase (Decrease) in Shares Outstanding	258,560	90,833

a From December 15, 2008 (commencement of initial offering) to November 30, 2009 for Class I shares.
b During the period ended May 31, 2010, 15,094 Class B shares representing $216,698, were automatically converted to 15,099 Class A shares and during the period ended November 30, 2009, 147,629 Class B shares representing $1,982,428 were automatically converted to 147,629 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.28	12.93	14.43	14.88	14.80	15.00
Investment Operations:
Investment income—net[a]	.28	.58	.56	.57	.57	.56
Net realized and unrealized
gain (loss) on investments	.26	1.35	(1.44)	(.42)	.33	(.17)
Total from Investment Operations	.54	1.93	(.88)	.15	.90	.39
Distributions:
Dividends from
investment income—net	(.28)	(.58)	(.56)	(.57)	(.58)	(.56)
Dividends from net realized
gain on investments	—	—	(.06)	(.03)	(.24)	(.03)
Total Distributions	(.28)	(.58)	(.62)	(.60)	(.82)	(.59)
Net asset value, end of period	14.54	14.28	12.93	14.43	14.88	14.80
Total Return (%)[b]	3.80[c]	15.15	(6.36)	1.06	6.25	2.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	1.02	.98	1.00	.98	.98
Ratio of net expenses
to average net assets	.85[d]	.85	.86	.89	.88	.96
Ratio of net investment income
to average net assets	3.84[d]	4.20	3.97	3.93	3.94	3.70
Portfolio Turnover Rate	1.50[c]	13.34	32.04	17.81	30.45	52.26
Net Assets, end of period
($ x 1,000)	372,725	135,626	128,135	134,892	142,631	144,978

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2010			Year Ended November 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.28	12.93	14.43	14.88	14.79	15.00
Investment Operations:
Investment income—net[a]	.24	.48	.49	.49	.50	.48
Net realized and unrealized
gain (loss) on investments	.26	1.37	(1.44)	(.41)	.33	(.18)
Total from Investment Operations	.50	1.85	(.95)	.08	.83	.30
Distributions:
Dividends from
investment income—net	(.24)	(.50)	(.49)	(.50)	(.50)	(.48)
Dividends from net realized
gain on investments	—	—	(.06)	(.03)	(.24)	(.03)
Total Distributions	(.24)	(.50)	(.55)	(.53)	(.74)	(.51)
Net asset value, end of period	14.54	14.28	12.93	14.43	14.88	14.79
Total Return (%)[b]	3.54[c]	14.55	(6.79)	.53	5.71	2.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63[d]	1.62	1.52	1.53	1.50	1.50
Ratio of net expenses
to average net assets	1.35[d]	1.35	1.36	1.39	1.38	1.48
Ratio of net investment income
to average net assets	3.37[d]	3.76	3.49	3.41	3.43	3.19
Portfolio Turnover Rate	1.50[c]	13.34	32.04	17.81	30.45	52.26
Net Assets, end of period
($ x 1,000)	1,188	1,633	5,997	11,147	19,390	24,710

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.28	12.93	14.43	14.88	14.80	15.00
Investment Operations:
Investment income—net[a]	.22	.47	.45	.46	.47	.44
Net realized and unrealized
gain (loss) on investments	.26	1.35	(1.44)	(.42)	.32	(.17)
Total from Investment Operations	.48	1.82	(.99)	.04	.79	.27
Distributions:
Dividends from
investment income—net	(.22)	(.47)	(.45)	(.46)	(.47)	(.44)
Dividends from net realized
gain on investments	—	—	(.06)	(.03)	(.24)	(.03)
Total Distributions	(.22)	(.47)	(.51)	(.49)	(.71)	(.47)
Net asset value, end of period	14.54	14.28	12.93	14.43	14.88	14.80
Total Return (%)[b]	3.41[c]	14.29	(7.07)	.30	5.46	1.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.77	1.73	1.75	1.74	1.73
Ratio of net expenses
to average net assets	1.60[d]	1.60	1.61	1.64	1.63	1.71
Ratio of net investment income
to average net assets	3.11[d]	3.43	3.22	3.16	3.19	2.95
Portfolio Turnover Rate	1.50[c]	13.34	32.04	17.81	30.45	52.26
Net Assets, end of period
($ x 1,000)	14,153	13,031	9,885	8,036	6,553	7,552

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2010	Period Ended
Class I Shares	(Unaudited)[a]	November 30, 2009
Per Share Data ($):
Net asset value, beginning of period	14.28	12.29
Investment Operations:
Investment income—net[b]	.28	.47
Net realized and unrealized
gain (loss) on investments	.27	2.09
Total from Investment Operations	.55	2.56
Distributions:
Dividends from investment income—net	(.29)	(.57)
Net asset value, end of period	14.54	14.28
Total Return (%)	3.89[c]	21.06[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.86[d]
Ratio of net expenses to average net assets	.69[d,e]	.75[d]
Ratio of net investment income
to average net assets	4.04[d]	4.11[d]
Portfolio Turnover Rate	1.50[c]	13.34
Net Assets, end of period ($ x 1,000)	5,081	1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 21, 2010, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of General New York Municipal Bond Fund (“New York Municipal Bond”) were transferred to the fund in exchange for Class A shares of Beneficial Interest of the fund of equal value. Shareholders of New York Municipal Bond received Class A shares of the fund, in an amount equal to the aggregate net asset value of their investment in NewYork Municipal Bond at the time of the exchange.The exchange ratio is 1.3159.The fund’s net asset value on the close of business on January 21, 2010 after the reorganization was $14.37 for Class A shares, and a total of 15,714,220 Class A shares representing net assets of $225,813,343 (including $6,826,408 net unrealized appreciation on investments) were issued to shareholders of NewYork Municipal Bond in the exchange. The exchange was a tax-free event to New York Municipal Bond shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend re-investment and permitted exchanges of Class B shares. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments

(which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	390,786,312	—	390,786,312

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,503,157 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $1,023,151 of the carryover expires in fiscal 2016 and $1,480,006 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was all tax exempt income.The tax characters of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, until January 31, 2011, to waive receipt of its fees and/or assume the expenses of the fund’s Class A shares so that the expenses

(exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) do not exceed .85% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking amounted to $121,423 for Class A shares during the period ended May 31, 2010.The Manager has also agreed, until July 31, 2010, to waive receipt of its fees and/or assume the expenses of the fund’s Class B and Class C shares so that the expenses (exclusive of Rule 12b-1 fees, shareholder services fees and certain expense as described above) do not exceed .60% of the value of the such class’ average daily net assets.The reduction in expenses, pursuant to the undertaking amounted to $1,835 for Class B shares and $6,941 for Class C shares during the period ended May 31, 2010.

During the period ended May 31, 2010, the Distributor retained $2,811 from commissions earned on sales of the fund’s Class A shares and $551 and $1,189 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2010, Class B and Class C shares were charged $3,443 and $50,395, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A, Class B and Class C shares were charged $374,938, $1,722 and $16,798, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $48,865 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $3,428 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $228.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $20,257 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $182,760, Rule 12b-1 distribution plan fees $9,417, shareholder services plan fees $82,049, custody fees $14,805, chief compliance offi-

cer fees $3,656 and transfer agency per account fees $27,141, which are offset against an expense reimbursement currently in effect in the amount of $34,323.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $234,167,728 and $4,627,664, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

At May 31, 2010, the accumulated net unrealized appreciation on investments was $15,707,787, consisting of $17,760,372 gross unrealized appreciation and $2,052,585 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	37

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)